PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 2,768	$ 3,139
Environmental rehabilitation (“PER”)
Disclosure of other provisions [line items]
Provisions	2,559	2,950
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	48	43
Share-based payments
Disclosure of other provisions [line items]
Provisions	17	24
Other employee benefits
Disclosure of other provisions [line items]
Provisions	42	25
Other
Disclosure of other provisions [line items]
Provisions	$ 102	$ 97